Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the gross amounts of tax contingencies
Balance, beginning of year	$ 305	$ 312
Additions based on tax positions related to the current year	72	36
Additions for tax positions of prior years	2	36
Reductions for tax positions of prior years	(81)	(53)
Reductions for tax positions as a result of lapse of statute	(3)	(25)
Settlements	(26)	(1)
Balance, end of year	$ 269	$ 305